SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash insured by the FDIC	$ 250,000		$ 250,000		$ 250,000		$ 250,000	$ 250,000
Prepaid expenses - current portion	220,616		220,616		502,837	463,737	502,837	220,616
Exploration cost	$ 299,603	$ 1,770,062	$ 715,075	$ 3,059,961	$ 5,221,001	$ 2,298,090	$ 7,021,023	$ 7,736,098
Property and equipment
Estimated useful life			10 years		10 years
Minimum
Property and equipment
Estimated useful life			1 year
Maximum
Property and equipment
Estimated useful life			25 years